Debt - Unsecured Bonds (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	[2]	€ 4,939	[1]	€ 3,427	[1]	€ 4,044
Unsecured bonds [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		3,562		3,291
Unsecured bonds [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Unsecured bonds adjustments	[3]	€ (35)		(31)
Unsecured EUR Bonds Due 22/05/2026 1/2 percent [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		0.50%
Unsecured EUR Bonds Due 22/05/2026 1/2 percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		0.608%
Unsecured EUR Bonds Due 22/05/2026 1/2 percent [member] | Unsecured bonds [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 750
UnsecuredUsdBondsDue60126715Percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		6.885%
UnsecuredUsdBondsDue60126715Percent [Member] | Unsecured bonds [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 122		119
Unsecured EUR Bonds Due 5 02 2024 3/4 percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		0.861%
Unsecured EUR Bonds Due 5 02 2024 3/4 percent [member] | Unsecured bonds [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 500		500
Unsecured EUR Bonds Due 5 02 2028 1 3/8 Percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		1.523%
Unsecured EUR Bonds Due 5 02 2028 1 3/8 Percent [member] | Unsecured bonds [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 500		500
Unsecured EUR Bonds Due 9 06 2019 [member] | Unsecured bonds [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings				500
Unsecured EUR Bonds Due 9 06 2023 0,5 percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		0.634%
Unsecured EUR Bonds Due 9 06 2023 0,5 percent [member] | Unsecured bonds [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 500		500
phg_Unsecuredusdbondsdue110338678percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		7.21%
phg_Unsecuredusdbondsdue110338678percent [Member] | Unsecured bonds [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 648		636
phg_Unsecuredusdbondsdue315425percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		5.273%
phg_Unsecuredusdbondsdue315425percent [Member] | Unsecured bonds [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 446		438
phg_Unsecuredusdbondsdue51525718percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		6.794%
phg_Unsecuredusdbondsdue51525718percent [Member] | Unsecured bonds [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 75		74
Unsecured USD Bonds Due 5 15 25 7 3/4 Percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		7.429%
Unsecured USD Bonds Due 5 15 25 7 3/4 Percent [member] | Unsecured bonds [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 56		€ 55

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.